KraneShares Trust

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

August 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectus dated August 1, 2019 with respect to each of the KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF, KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI All China Consumer Discretionary Index ETF, KraneShares MSCI All China Consumer Staples Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI China A Hedged Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, and KraneShares MSCI One Belt One Road Index ETF (collectively, the “Funds”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 198 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on July 29, 2019 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon
Assistant Secretary